EARNINGS (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Class A Ordinary shares USD ($)	Dec. 31, 2014 Class A Ordinary shares CNY	Dec. 31, 2014 Class B Ordinary shares USD ($)	Dec. 31, 2014 Class B Ordinary shares CNY	Dec. 31, 2014 ADS USD ($)	Dec. 31, 2014 ADS CNY	Dec. 31, 2013 ADS CNY	Dec. 31, 2012 ADS CNY
Numerator:
Net income attributable to Cheetah Mobile Inc.	$ 10,950	67,941	62,018	9,844	$ 1,058	6,567	$ 9,832	61,374
Allocation of net income attributable to Series A Preferred Shareholders			(5,807)	(997)			(303)	(1,879)
Allocation of net income attributable to Series B Preferred Shareholders			(3,521)				(362)	(2,247)
Allocation of net income attributable to ordinary shareholders			52,690	8,847	1,058	6,567	9,227	57,248
Denominator:
Denominator used for earnings per share			929,119,153	908,457,367	124,564,984	124,564,984	1,085,936,036	1,085,936,036	12,456,498	12,456,498	92,911,915	90,845,737
Earnings (loss) per share-basic			0.0567	0.0097	$ 0.0085	0.0527	$ 0.0085	0.0527	$ 0.0850	0.5272	0.5671	0.0974
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders			52,690	8,847	1,058	6,567	9,227	57,248
Allocation of net income (loss) attributable to ordinary shareholders			52,690	8,847	1,091	6,771	9,194	57,044
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series A Preferred Shares to ordinary shares			5,807	997			303	1,879
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series B Preferred Shares to ordinary shares			3,521				326	2,247
Change in share-based compensation expense due to remeasurement of the redemption right granted to employees			(887)
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares					9,859	61,170
Net Income attributable to ordinary shareholders			61,131	9,844	$ 10,950	67,941	$ 9,859	61,170
Denominator:
Denominator used for earnings per share			929,119,153	908,457,367	124,564,984	124,564,984	1,085,936,036	1,085,936,036	12,456,498	12,456,498	92,911,915	90,845,737
Conversion of Series A Preferred Shares to ordinary shares			102,409,639	102,409,639			35,632,943	35,632,943
Conversion of Series B Preferred Shares to ordinary shares			62,086,776				42,621,733	42,621,733
Dilutive effect of Restricted Shares			42,367,385	36,115,199			43,813,545	43,813,545
Dilutive effect of restricted shares with an option feature					9,163,216	9,163,216
Conversion of Class B into Class A ordinary shares					1,208,004,257	1,208,004,257
Denominator used for earnings per share			1,135,982,953	1,046,982,205	1,341,732,457	1,341,732,457	1,208,004,257	1,208,004,257	134,173,246	134,173,246	113,598,295	104,698,221
Net income per ordinary share - diluted			0.0538	0.0094	$ 0.0082	0.0506	$ 0.0082	0.0506	$ 0.0816	0.5064	0.5381	0.0940